FINANCIAL INSTRUMENTS - Parent - Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	£ 1,250	£ 1,055
Debt securities in issue	42,873	37,569
Subordinated liabilities	2,032	2,385
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	9,805	8,792
Debt securities in issue	1,347	1,916
Subordinated liabilities	1,297	1,644
Undiscounted Cash Flow
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	1,431	1,228
Debt securities in issue	50,443	44,182
Subordinated liabilities	3,375	2,882
Total financial liabilities	265,215	258,993
Undiscounted Cash Flow | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	11,536	10,144
Debt securities in issue	1,496	2,195
Subordinated liabilities	2,141	2,609
Total financial liabilities	15,173	14,948
Undiscounted Cash Flow | On demand
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	10
Debt securities in issue	0	0
Subordinated liabilities	0	0
Total financial liabilities	180,695	173,357
Undiscounted Cash Flow | On demand | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Total financial liabilities	0	0
Undiscounted Cash Flow | Not later than 3 months
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	172	3
Debt securities in issue	7,197	5,930
Subordinated liabilities	33	27
Total financial liabilities	20,340	20,765
Undiscounted Cash Flow | Not later than 3 months | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	517	20
Subordinated liabilities	24	37
Total financial liabilities	541	57
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	114	135
Debt securities in issue	3,238	2,057
Subordinated liabilities	98	628
Total financial liabilities	12,071	17,054
Undiscounted Cash Flow | Later than 3 months and not later than 1 year | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	60	84
Subordinated liabilities	73	554
Total financial liabilities	133	638
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	707	556
Debt securities in issue	28,521	28,422
Subordinated liabilities	621	332
Total financial liabilities	35,522	37,101
Undiscounted Cash Flow | Later than 1 year and not later than 5 years | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	8,676	8,604
Debt securities in issue	919	2,091
Subordinated liabilities	391	689
Total financial liabilities	9,986	11,384
Undiscounted Cash Flow | Later than five years
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	438	524
Debt securities in issue	11,487	7,773
Subordinated liabilities	2,623	1,895
Total financial liabilities	16,587	10,716
Undiscounted Cash Flow | Later than five years | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	2,860	1,540
Debt securities in issue	0	0
Subordinated liabilities	1,653	1,329
Total financial liabilities	£ 4,513	£ 2,869